Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest and Dividend Income
Loans	$ 28,325,000	$ 25,232,000
Taxable	2,003,000	2,741,000
Tax-exempt	7,363,000	5,870,000
Federal funds sold	1,446,000	2,752,000
Dividends on Federal Home Loan Bank and other stock	384,000	254,000
Total interest and dividend income	39,521,000	36,849,000
Interest Expense
Deposits	8,146,000	5,873,000
Borrowings	6,575,000	5,141,000
Total interest expense	14,721,000	11,014,000
Net Interest Income	24,800,000	25,835,000
Credit Loss Expense
Provision for (reversal of ) Credit Loss expense - loans	429,000	(454,000)
Provision for (reversal of ) Credit Loss expense - off balance sheet	(130,000)
Provision for (reversal of) credit loss expense	299,000	(454,000)
Net Interest Income After Provision for (reversal of) Credit Losses	24,501,000	26,289,000
Noninterest Income
Customer service fees	2,993,000	2,940,000
Net gains on loan sales	482,000	29,000
Earnings on bank-owned life insurance	761,000	725,000
Realized loss on sale of available-for-sale securities	(116,000)
Other	340,000	360,000
Total noninterest income	4,460,000	4,054,000
Noninterest Expense
Salaries and employee benefits	10,083,000	10,272,000
Net occupancy and equipment expense	2,318,000	2,064,000
Professional fees	1,819,000	1,427,000
Data processing and related electronic services	1,709,000	1,525,000
Insurance	622,000	623,000
Deposit insurance premiums	372,000	375,000
Franchise and other taxes	585,000	555,000
Advertising expense	425,000	361,000
Printing and office supplies	112,000	113,000
Amortization of intangible assets	150,000	150,000
Other	3,471,000	3,383,000
Total noninterest expense	21,666,000	20,852,000
Income Before Federal Income Taxes	7,295,000	9,491,000
(Credit) Provision for Federal Income Taxes	(107,000)	541,000
Net Income	$ 7,402,000	$ 8,950,000
Basic Earnings Per Share (in dollars per share)	$ 1.27	$ 1.57
Diluted Earnings Per Share (in dollars per share)	$ 1.27	$ 1.57